Schedule of Investments (unaudited) April 30, 2020	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 135.8%

New York — 131.7%

Corporate — 5.5%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(a)	$500	$511,825
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/22	850	888,318
New York Transportation Development Corp., ARB, Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.00%, 01/01/33	1,000	1,001,310
Niagara Area Development Corp., Refunding RB, Covanta Project, Series B, 3.50%, 11/01/24(a)	1,000	947,740

		3,349,193

County/City/Special District/School District — 21.4%
City of Glen Cove New York, GO:
Series A, 5.00%, 01/01/25	195	224,796
Series A, 5.00%, 01/01/26	105	123,923
Refunding, 5.00%, 01/15/25	500	576,935
Refunding, 5.00%, 01/15/26	520	614,255
City of New York, GO, Refunding, Series E, 5.00%, 08/01/30	1,250	1,350,062
City of New York, GO:
Sub-Series A-1, 5.00%, 08/01/33	700	771,204
Sub-Series G-1, 5.00%, 04/01/29	750	796,403
City of New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	1,000	1,001,610
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured:
Subordinate Bonds, 5.00%, 02/01/34	600	703,116
Sub-Series A1, 5.00%, 08/01/33	300	362,202
County of Nassau New York, GOL, Series A (AGM), 5.00%, 04/01/32	1,000	1,222,600
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/29	500	619,635
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	615	638,948
5.75%, 02/15/47	385	396,277
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,045,560

Security	Par (000)	Value

County/City/Special District/School District (continued)
State of New York Dormitory Authority, RB, Haverstraw King’s Daughters Public Library, 5.00%, 07/01/26	$1,015	$1,056,666
Town of Oyster Bay New York, GOL, New York Public Improvement, 4.00%, 02/15/24	1,500	1,548,270

		13,052,462

Education — 39.5%
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 4.88%, 05/01/31	750	736,027
New Dawn Charter Schools Project, 5.00%, 02/01/33	500	444,515
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 06/01/30	385	441,999
Manhattan College Project, 5.00%, 08/01/33	275	312,378
Manhattan College Project, 5.00%, 08/01/35	1,000	1,121,490
The Packer Collegiate Institute Project, 5.00%, 06/01/35	250	275,290
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/32	500	577,745
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB:
Buffalo State College Foundation Housing, 6.00%, 04/01/21(b)	1,000	1,047,700
The Charter School for Applied Technologies Project, Series A, 4.50%, 06/01/27	1,000	1,079,290
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(b)	1,000	1,129,150
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	538,890
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/33	1,000	1,195,700
Convent of the Sacred Heart (AGM), 5.00%, 05/01/21(b)	120	125,064
Fordham University, Series A, 5.25%, 07/01/21(b)	500	525,865
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/32	1,000	1,113,840

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 07/01/24	$250	$280,218
State University Dormitory Facilities, Series A, 5.00%, 07/01/33	1,000	1,187,350
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	1,000	991,590
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 07/01/29	375	425,524
Fordham University, 5.00%, 07/01/30	300	340,269
Pace University, Series A, 5.00%, 05/01/27	980	1,042,828
Series B, 5.00%, 07/01/31	1,500	1,714,740
Series E, 5.25%, 03/15/33	500	581,430
Series L, 5.00%, 01/01/32	1,750	2,044,980
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(b)	1,050	1,193,797
The Culinary Institute of America, 5.00%, 07/01/28	500	523,800
Troy Capital Resource Corp., Refunding RB:
5.00%, 08/01/32	1,000	1,141,410
Rensselaer Polytechnic Institute Project, 5.00%, 09/01/33(c)	1,500	1,830,075
Yonkers Economic Development Corp., RB, Charter School of Educational Excellance Project, Series A, 4.00%, 10/15/29	200	186,366

		24,149,320

Health — 14.2%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	500	551,415
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 10/01/20(b)	215	218,741
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 07/01/20(b)	1,000	1,007,140
County of Monroe Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/29	660	754,030
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	951,150
Remarketing, Series A, 5.00%, 11/01/30	580	604,650

Security	Par (000)	Value

Health (continued)
Series B, 6.00%, 11/01/20(b)	$205	$210,297
Series B, 6.00%, 11/01/30	35	35,677
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 01/01/23	250	247,243
Kendal On Hudson Project, 5.00%, 01/01/28	875	875,000
Westchester Medical Center, 5.00%, 11/01/34	500	550,845
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 5.00%, 07/01/34	160	184,838
Mount Sinai Hospital Series A, 4.25%, 07/01/20(b)	250	251,390
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	500	520,340
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	1,270	1,396,429
Orange Regional Medical Center, 5.00%, 12/01/27(a)	100	110,772
Orange Regional Medical Center, 5.00%, 12/01/28(a)	200	221,356

		8,691,313

Housing — 4.2%
City of New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 07/01/30	500	557,915
State of New York Mortgage Agency, Refunding RB, AMT, Series 218, 3.25%, 04/01/30	1,380	1,454,644
Yonkers Industrial Development Corp., RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	560	561,451

		2,574,010

State — 5.8%
City of New York Transitional Finance Authority Building Aid Revenue, BARB, Fiscal 2015, Series S-1, 5.00%, 07/15/37	1,140	1,267,372
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 03/15/35	1,990	2,284,878

		3,552,250

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 5.1%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/34	$500	$535,505
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series B:
5.00%, 06/01/25	845	906,846
5.00%, 06/01/28	90	97,330
5.00%, 06/01/29	105	113,561
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/30	775	883,275
TSASC, Inc. New York, Refunding RB, Series A, 5.00%, 06/01/33	500	558,255

		3,094,772

Transportation — 27.5%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	1,000	1,064,840
Series A-1, 5.25%, 11/15/23(b)	500	575,785
Series B, 5.25%, 11/15/33	1,000	1,030,060
Sub-Series B-1, 5.00%, 11/15/21(b)	460	489,813
Sub-Series B-4, 5.00%, 11/15/21(b)	300	319,446
Sub-Series D-1, 5.25%, 11/15/44	225	231,777
Transportation, Sub-Series A-1, 5.00%, 11/15/40	1,645	1,695,715
Transportation, Sub-Series D-1, 5.00%, 11/15/39	1,855	1,910,446
Niagara Frontier Transportation Authority, Refunding RB, AMT, Buffalo Niagara International Airport, 5.00%, 04/01/33	375	411,045
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 200th Series, AMT, 5.00%, 09/01/33	2,000	2,356,180
JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	350	354,795
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	1,000	1,092,910
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/22(b)	660	706,919
Series K, 5.00%, 01/01/32	1,035	1,148,622
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,323,174
Series B-3, 5.00%, 11/15/33	500	574,575
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 01/01/22(b)	500	535,025

		16,821,127

Security	Par (000)	Value

Utilities — 8.5%
Long Island Power Authority, RB, Electric System, 5.00%, 09/01/33	$1,000	$1,194,170
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.00%, 09/01/34	1,000	1,117,240
State of New York Environmental Facilities Corp., RB, Green Bond, Series C, 5.00%, 08/15/37	575	687,694
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 06/15/31	1,000	1,042,470
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,121,710

		5,163,284

Total Municipal Bonds in New York		80,447,731

Puerto Rico — 4.1%

State — 4.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
CAB, 0.00%, 07/01/24(d)	500	428,625
CAB, 0.00%, 07/01/27(d)	2,155	1,630,667
CAB, 0.00%, 07/01/29(d)	50	34,188
4.50%, 07/01/34	413	406,603

Total Municipal Bonds in Puerto Rico		2,500,083

Total Municipal Bonds — 135.8% (Cost — $80,646,823)		82,947,814

Municipal Bonds Transferred to Tender Option Bond Trusts — 27.8%(e)

New York — 27.8%

County/City/Special District/School District — 13.8%
City of New York, GO, Sub-Series 1-I, 5.00%, 03/01/32	991	1,107,185
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	3,831,590
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, Sub-Series B-1, 5.00%, 08/01/36	3,001	3,463,392

		8,402,167

State — 8.3%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,140,054

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(f)	$1,995	$2,297,901
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	1,499	1,631,315

		5,069,270

Transportation — 3.1%
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/32	991	1,083,064
Consolidated, Series 169th, 5.00%, 10/15/26	750	781,448

		1,864,512

Utilities — 2.6%
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 06/15/32	1,560	1,615,130

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.8% (Cost — $16,416,140)		16,951,079

Total Long-Term Investments — 163.6% (Cost — $97,062,963)		99,898,893

Security	Shares	Value

Short-Term Securities — 1.4%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.02%(g)(h)	869,022	$869,022

Total Short-Term Securities — 1.4% (Cost — $869,022)		869,022

Total Investments — 165.0% (Cost — $97,931,985)		100,767,915

Liabilities in Excess of Other Assets — (0.7)%		(457,436)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.0)%		(9,785,540)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (48.3)%		(29,471,193)

Net Assets Applicable to Common Shares — 100.0%		$61,053,746

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on September 15, 2024 is $ 1,386,260.

(g)	Annualized 7-day yield as of period end.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/2019	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	1,062,740	—	(193,718	)(b)	869,022	$869,022	$8,580	$(43)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

SONYMA	State of New York Mortgage Agency

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$99,898,893	$—	$99,898,893
Short-Term Securities	869,022	—	—	869,022

	$869,022	$99,898,893	$—	$100,767,915

(a)	See above Schedule of Investments for values in each sector.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(9,746,745)	$—	$(9,746,745)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

	$—	$(39,346,745)	$—	$(39,346,745)

6